Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Equity

The Company’s authorized capital stock consists of 100,000,000 shares of common stock, $0.001 par value per share, and 10,000,000 shares of preferred stock, $0.001 par value per share. The holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. Each share of common stock is entitled to one vote.

At June 30, 2011 and December 31, 2010, common stock issued and outstanding totaled 38,144,279 and 35,828,980, respectively. At June 30, 2011 and December 31, 2010, preferred stock issued and outstanding totaled 4,427,000 and zero, respectively.

The approximate number of shares of common stock issued and their respective values for the six month period ended June 30, 2011 as follows:

	Shares Issued	Value of Issuances
· Common stock issued in exchange for services	998,299	$405,534
· Common stock issued in connection with private offerings to accredited investors	362,000	165,400
· Common stock issued as employee compensation	830,000	211,500
· Common stock issued in connection with the issuance of convertible debentures	125,000	31,250
Total	2,315,299	$813,684

In addition to the table above, the Company issued 4,427,000 shares of its $0.25 convertible preferred stock during the six month period ended June 30, 2011 in connection with a private offering to accredited investors. The Company received $1,106,750 from the preferred stock offering. In July 2011 these preferred shares were converted to 4,427,000 common shares.

Since 2007, the Company has issued and sold preferred stock, common stock and common stock warrants in order to fund a significant portion its operations. Additionally, the Company has issued shares of its common stock to compensate its employees, pay service providers and retire debt.

The value of any common stock options and warrants issued during the three and six month periods ended June 30, 2011 and 2010 was determined using the following Black Scholes methodology:

	2011	2010
Expected dividend yield (1)	0.0%	0.00%
Risk-free interest rate (2)	1.67%	1.55%
Expected volatility (3)	91.69%	135.14%
Expected life (in years)	5.00	5.00

 __________________

(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company stock is based on three similar publicly traded companies.

Common stock warrants immediately vest upon issuance and are exercisable for a period five years thereafter. The following table reflects the amount of common stock warrants outstanding and exercisable for the period ended June 30, 2011.

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)
Balance, December 31, 2010	3,252,679	$1.62	3.04
Warrants issued	–	–	–
Warrants exercise	–	–	–
Balance, June 30, 2011	3,252,679	$1.62	2.54	(1)

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(1)	The remaining contractual life of the warrants outstanding as of June 30, 2011 ranges from 1.58 to 3.50 years.

In April 2011, the Company adopted an Incentive Stock Option Plan and a Non-Qualified Stock Option Plan. Under these plans, the Company may grant up to 500,000 and 1,000,000 stock options, respectively. As of June 30, 2011, the Company has to granted any options pursuant to either the Incentive Stock Option Plan or the Non Qualified Stock Option Plan. As of June 30, 2011, the Company had issued stock options to two of its employees. These stock options have not been adopted under either of the April 2011 plan described above. No stock options or warrant have been issued during the six month period ended June 30, 2011

At December 31, 2010 the Company was authorized to issue 100,000,000 shares, of $0.001 par value Common Stock, and 10,000,000 shares of $0.001 Preferred Stock. The holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. Each share of common stock is entitled to one vote.

As of December 31, 2010 and 2009 there were 35,828,980 and 19,847,671 shares outstanding, respectively. The approximate number of shares issued and their respective approximate values for the activity for the changes in common stock between December 31, 2010 and 2009 are as follows:

Since 2007, the Company has issued and sold common stock and common stock warrants in order to fund a significant portion of its operations. Additionally, the Company has issued common shares to compensate its employees and to retire debt. Furthermore, the Company has issued a limited number of stock options to two employees.  The value of the common stock options and warrants has been determined using the following Black Scholes methodology:

	2010	2009
Expected dividend yield (1)	0.00%	0.00%
Risk-free interest rate (2)	1.55%	3.45%
Expected volatility (3)	147.70%	141.20%
Expected life (in years)	5.00	5.00

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(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company stock is based on three similar publicly traded companies.

Warrants

The following table reflects all outstanding and exercisable warrants for the periods ended December 31, 2010 and 2009.  All stock warrants are immediately vested upon issuance and are exercisable for a period five years from the date of issuance.

Warrants (continued)

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)
Balance, December 31, 2008	2,166,191	$1.52	4.55
Warrants issued	1,279,859	$1.74	4.62
Warrants exercised	(97,035)	$0.50	–
Balance, December 31, 2009	3,349,015	$1.60	3.89
Warrants issued	1,061,105	$1.75	4.41
Warrants exercised	(1,157,441)	$0.50	–
Balance, December 31, 2010	3,252,679	$1.62	3.04	(1)

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(1)	The remaining contractual life of the warrants outstanding as of December 31, 2010 ranges from 2.08 to 4.00 years.

Stock options

The Company has not adopted a formal stock option plan. As of December 31, 2010, the Company had committed to issue stock options to two of its employees.

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Life (Years)
Outstanding on December 31, 2009	–		–
Granted	226,076	1.49	4.00
Exercised	–
Forfeited and expired	–
Outstanding and exercisable on December 31, 2010	226,076	1.49	4.00

Intrinsic value is measured using the fair market value price of the Company’s common stock less the applicable exercise price. The aggregate intrinsic value of stock options outstanding and exercisable as of December 31, 2010, was $-0-.

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value based on the closing price of the Company’s common stock of $0.72 on December 31, 2010, which would have been received by the option holders had all option holders exercised their options as of that date.

 As of December 31, 2010, there was $-0- in unrecognized compensation related to stock options outstanding.  All outstanding stock options are vested. Since the inception of the Company, no stock options have been exercised